Repurchase Agreements - Non Trading (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	£ 6,623	£ 8,411
Agreements with banks
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	616	551
Agreements with customers
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	£ 6,007	£ 7,860